DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 25 – DISCONTINUED OPERATIONS

As at September 30, 2023, to facilitate cost reduction plan, the Company has made the strategic decision to discontinue drone solution service. The results of operations in relation to the Company’s Drone solution service have been classified by the Company as discontinued operations for the nine months ended September 30, 2023 and 2022 and are shown below:

	For the nine months ended September 30,		For the three months ended September 30,
	2023	2022	2023	2022
	(unaudited)		(unaudited)
Revenues	$928,388	$1,213,695	$3,183	$356,392
Cost of revenues	745,007	971,657	9,045	246,095
Gross profit	183,381	242,039	(5,862)	110,298

Operating expenses:
Selling expenses	4,099	5,986	-	82
General and administrative expenses	752,243	884,381	36,696	308,246
Research and development expenses	167,053	402,296	-	172,560
Total operating expenses	923,395	1,292,663	36,696	480,888

Loss from operations	(740,014)	(1,050,624)	(42,558)	(370,590)

Other income (expenses):
Interest expenses, net	(1,164)	-	-	-
Loss on disposal of fixed assets	(9,761)	(2,894)	-	(2,718)
Impairment of fixed asset	(229,600)	-	-	-
Other income, net	127,316	28,398	35,834	27,707
Total other income (expenses)	(113,209)	25,504	35,834	24,989

Loss before income tax provision	$(853,223)	$(1,025,120)	$(6,724)	$(345,601)